Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

	As of December 31,
	2021	2022
Software	$1,092,197	$1,009,425
Less: accumulated amortization	(293,738)	(372,311)
Intangible asset, net	$798,459	$637,114

For the years ended December 31, 2020, 2021 and 2022, amortization expense amounted to $100,281, $107,895 and $103,438, respectively. Future estimated amortization expense of intangible assets is as follows:

2023	$100,942
2024	100,942
2025	100,942
2026	100,942
2027	100,942
Thereafter	132,404
Total	$637,114